Borrowings (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Hire Purchase Payable [Member]
Disclosure of detailed information about borrowings [line items]
Bears interest		2.91%
Bottom of Range [Member]
Disclosure of detailed information about borrowings [line items]
Bears interest	4.44%
Top of Range [Member]
Disclosure of detailed information about borrowings [line items]
Bears interest	5.52%